Fair Value of Financial Assets and Liabilities-Estimated Fair Value (Details) - Fair Value - not measured at fair value - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Financial Assets	$ 34,096,829	$ 30,270,446
Financial Liabilities	33,601,050	29,838,379
Current accounts and other demand deposits
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	11,326,133	9,584,488
Current and saving accounts and other financial obligations
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	24,244,351	22,191,058
Borrowings from financial institutions
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	1,555,129	1,506,940
Cash collateral on securities lent and reverse repurchase agreements
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	308,734	303,820
Debt issued
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	9,356,699	7,647,321
Letters of credit for general purposes
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	725	1,411
Letters of credit for residential purposes
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	11,081	15,982
Other financial obligations
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	160,361	119,024
Saving accounts and time deposits
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	10,795,125	10,632,350
Subordinated bonds
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	1,004,621	732,611
Transactions in the course of payment
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	98,869	44,436
Bonds
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	8,340,272	6,897,317
Level 1
Disclosure of detailed information about financial instruments [line items]
Financial Assets	3,645,942	2,467,171
Financial Liabilities		9,932,744
Level 1 | Current accounts and other demand deposits
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	11,326,133	9,584,488
Level 1 | Current and saving accounts and other financial obligations
Disclosure of detailed information about financial instruments [line items]
Financial Assets
Financial Liabilities		9,932,744
Level 1 | Borrowings from financial institutions
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities
Level 1 | Cash collateral on securities lent and reverse repurchase agreements
Disclosure of detailed information about financial instruments [line items]
Financial Assets
Financial Liabilities		303,820
Level 1 | Letters of credit for general purposes
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities
Level 1 | Letters of credit for residential purposes
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities
Level 1 | Other financial obligations
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities
Level 1 | Saving accounts and time deposits
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities
Level 1 | Subordinated bonds
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities
Level 1 | Transactions in the course of payment
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	98,869	44,436
Level 1 | Bonds
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities
Level 1 | Debt Issued [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities
Level 3
Disclosure of detailed information about financial instruments [line items]
Financial Assets		27,803,275
Financial Liabilities		12,990,925
Level 3 | Current accounts and other demand deposits
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities
Level 3 | Current and saving accounts and other financial obligations
Disclosure of detailed information about financial instruments [line items]
Financial Assets
Financial Liabilities		12,258,314
Level 3 | Borrowings from financial institutions
Disclosure of detailed information about financial instruments [line items]
Financial Assets
Financial Liabilities	1,555,129	1,506,940
Level 3 | Debt issued
Disclosure of detailed information about financial instruments [line items]
Financial Assets
Financial Liabilities	1,004,621	732,611
Level 3 | Letters of credit for general purposes
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities
Level 3 | Letters of credit for residential purposes
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities
Level 3 | Other financial obligations
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	160,361	119,024
Level 3 | Saving accounts and time deposits
Disclosure of detailed information about financial instruments [line items]
Financial Assets
Financial Liabilities		10,632,350
Level 3 | Subordinated bonds
Disclosure of detailed information about financial instruments [line items]
Financial Assets
Financial Liabilities	1,004,621	732,611
Level 3 | Transactions in the course of payment
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities
Level 3 | Bonds
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities
Level 2
Disclosure of detailed information about financial instruments [line items]
Financial Assets
Financial Liabilities	8,352,078	6,914,710
Level 2 | Current accounts and other demand deposits
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities
Level 2 | Borrowings from financial institutions
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities
Level 2 | Debt issued
Disclosure of detailed information about financial instruments [line items]
Financial Assets
Financial Liabilities	8,352,078	6,914,710
Level 2 | Letters of credit for general purposes
Disclosure of detailed information about financial instruments [line items]
Financial Assets
Financial Liabilities		1,411
Level 2 | Letters of credit for residential purposes
Disclosure of detailed information about financial instruments [line items]
Financial Assets
Financial Liabilities		15,982
Level 2 | Other financial obligations
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities
Level 2 | Saving accounts and time deposits
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities
Level 2 | Subordinated bonds
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities
Level 2 | Bonds
Disclosure of detailed information about financial instruments [line items]
Financial Assets
Financial Liabilities		6,897,317
Cash and due from banks
Disclosure of detailed information about financial instruments [line items]
Financial Assets	2,392,166	880,081
Cash and due from banks | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial Assets	2,392,166	880,081
Cash and due from banks | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial Assets
Cash and due from banks | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial Assets
Transactions in the course of collection
Disclosure of detailed information about financial instruments [line items]
Financial Assets	331,420	289,194
Transactions in the course of collection | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial Assets	331,420	289,194
Transactions in the course of collection | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial Assets
Transactions in the course of collection | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities
Cash and other transactions
Disclosure of detailed information about financial instruments [line items]
Financial Assets	2,865,915	1,266,564
Cash and other transactions | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial Assets		1,266,564
Domestic banks
Disclosure of detailed information about financial instruments [line items]
Financial Assets	149,974	99,776
Domestic banks | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial Assets	149,974	99,776
Domestic banks | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial Assets
Domestic banks | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial Assets
Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial Assets	9,888,506	8,451,099
Mortgages | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial Assets
Mortgages | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial Assets		8,451,099
Consumer loans
Disclosure of detailed information about financial instruments [line items]
Financial Assets	4,215,509	4,116,261
Consumer loans | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial Assets
Consumer loans | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial Assets		4,116,261
Financial Liabilities
Loans to Customers at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial Assets	30,092,345	27,517,212
Loans to Customers at amortized cost | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial Assets
Loans to Customers at amortized cost | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial Assets		27,517,212
Foreign banks
Disclosure of detailed information about financial instruments [line items]
Financial Assets	358,542	286,063
Foreign banks | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial Assets
Foreign banks | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial Assets	358,542	286,063
Foreign banks | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial Assets
Central Bank of Chile
Disclosure of detailed information about financial instruments [line items]
Financial Assets	630,053	1,100,831
Central Bank of Chile | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial Assets	630,053	1,100,831
Central Bank of Chile | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial Assets
Central Bank of Chile | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial Assets
Loans and advances to banks
Disclosure of detailed information about financial instruments [line items]
Financial Assets	1,138,569	1,486,670
Loans and advances to banks | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial Assets	780,027	1,200,607
Loans and advances to banks | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial Assets	358,542	286,063
Loans and advances to banks | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial Assets
Commercial loans
Disclosure of detailed information about financial instruments [line items]
Financial Assets	15,988,330	14,949,852
Commercial loans | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial Assets
Commercial loans | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial Assets	15,988,330	14,949,852
Cash collateral on securities borrowed and reverse repurchase agreements
Disclosure of detailed information about financial instruments [line items]
Financial Assets	142,329	97,289
Cash collateral on securities borrowed and reverse repurchase agreements | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial Assets
Investments under resale agreements [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	142,329	97,289
Investments under resale agreements [Member] | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial Assets	142,329	97,289
Investments under resale agreements [Member] | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial Assets
Investments under resale agreements [Member] | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial Assets
Obligations under repurchase agreements [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	308,734	303,820
Obligations under repurchase agreements [Member] | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	308,734	303,820
Obligations under repurchase agreements [Member] | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities
Obligations under repurchase agreements [Member] | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities